Property and Equipment, Net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 8 — Property and equipment, net

Property and equipment, net, consist of the following:

	June 30, 2023	December 31, 2022

Computer equipment	$379,909	$380,055
Office equipment, fixtures and furniture	61,704,888	2,033,617
Capitalized development cost and software acquired	46,132,443	10,886,033
Automobiles	180,079	189,325
Buildings	4,484,933	4,715,189
Subtotal	112,882,252	18,204,219
Less: accumulated depreciation and amortization	(11,771,664)	(7,207,577)
Total	$101,110,588	$10,996,642

Depreciation and amortization expense for the six months ended June 30, 2023 and 2022 amounted to $2,648,715 and $195,444, respectively. The Company capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage. The amortization expense for the six months ended June 30, 2023 and 2022 totaled $2,321,934 and $920,833, respectively. As of June 30, 2023, buildings with net book value amounted to $3,915,210 were pledged for obtaining various of loans (See Note 10).

The estimated amortization of capitalized development cost is as follows:

Twelve months ending June 30,	Estimated amortization expense
2024	$1,612,226
2025	1,254,872
2026	792,856
2027	386,103
2028	152,971
Thereafter	17,096
Total	$4,216,124